Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements of Income
Net revenue from services rendered	R$ 408,095	R$ 465,458	R$ 339,892
General and administrative expenses	(229,349)	(222,998)	(124,245)
Operating profit	178,746	242,460	215,647
Finance income	112,133	28,511	10,050
Finance expenses	(19,065)	(13,129)	(13,097)
Finance profit/(loss), net	93,068	15,382	(3,047)
Profit before income taxes	271,814	257,842	212,600
Income taxes	(52,413)	(49,227)	(43,446)
Profit for the year	219,401	208,615	169,154
Attributable to the shareholders of the parent company	219,417	208,615	170,199
Attributable to non-controlling interests	R$ (16)	R$ 0	R$ (1,045)
Basic earnings per share/quota	R$ 3.89	R$ 3.77	R$ 19.6
Diluted earnings per share/quota	R$ 3.84	R$ 3.77	R$ 19.6